CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock Cara Therapeutics, Inc.	Common Stock	Additional Paid-In Capital Cara Therapeutics, Inc.	Additional Paid-In Capital	Accumulated Deficit Cara Therapeutics, Inc.	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) Cara Therapeutics, Inc.	Accumulated Other Comprehensive Income (Loss)	Cara Therapeutics, Inc.	Total
Beginning balance at Dec. 31, 2021	$ 1		$ 708,637		$ (480,758)		$ (358)		$ 227,522
Balance, Shares at Dec. 31, 2021	1,485,578
Stock-based compensation expense			14,345						14,345
Shares issued upon exercise of stock options, value			311						311
Shares issued upon exercise of stock options, shares	1,342
Shares issued upon vesting of restricted stock units, value			3,389						3,389
Shares issued upon vesting of restricted stock units, shares	7,451
Net loss					(85,474)				(85,474)
Other comprehensive income							(1,314)		(1,314)
Ending balance at Dec. 31, 2022	$ 1	$ 19	726,682	$ 446	(566,232)	$ (45,492)	(1,672)	$ (24)	158,779	$ (45,051)
Balance, Shares at Dec. 31, 2022	1,494,371
Net proceeds from sales of common stock under open market sales agreement			1,117						1,117
Net proceeds from sales of common stock under open market sales agreement (shares)	10,747
Stock-based compensation expense			12,710						12,710
Shares issued upon exercise of stock options, value	$ 1		559	2					560	2
Shares issued upon exercise of stock options, shares	2,589	6,250
Shares issued upon vesting of restricted stock units, value			1,020						1,020
Shares issued upon vesting of restricted stock units, shares	5,646
Net loss					(118,513)	(17,347)			(118,513)	(17,347)
Other comprehensive income							1,412		1,412
Ending balance at Dec. 31, 2023	$ 2	$ 19	742,088	762	(684,745)	(62,839)	(260)		57,085	(62,058)
Balance, Shares at Dec. 31, 2023	1,513,353
Stock-based compensation expense			1,660						1,660
Shares issued upon exercise of stock options, value				5						5
Shares issued upon exercise of stock options, shares		63,750
Shares issued upon vesting of restricted stock units, value			1,685						1,685
Shares issued upon vesting of restricted stock units, shares	5,177
Net loss					(30,696)	(4,202)			(30,696)	(4,202)
Other comprehensive income							69		69
Ending balance at Mar. 31, 2024	$ 2	$ 19	745,433	848	(715,441)	(67,041)	(191)		29,803	(66,174)
Balance, Shares at Mar. 31, 2024	1,518,530
Beginning balance at Dec. 31, 2023	$ 2	$ 19	742,088	762	(684,745)	(62,839)	(260)		57,085	(62,058)
Balance, Shares at Dec. 31, 2023	1,513,353
Stock-based compensation expense			6,709						6,709
Shares issued upon exercise of stock options, value				5						$ 5
Shares issued upon exercise of stock options, shares		63,750								63,750
Shares issued upon vesting of restricted stock units, value			2,220						2,220
Shares issued upon vesting of restricted stock units, shares	10,390
Net loss					(70,867)	(29,397)			(70,867)	$ (29,397)
Other comprehensive income							$ 260		260
Ending balance at Dec. 31, 2024	$ 2	$ 19	751,017	1,086	(755,612)	(92,236)			(4,593)	(91,131)
Balance, Shares at Dec. 31, 2024	1,523,743
Stock-based compensation expense			1,247						1,247
Shares issued upon exercise of stock options, value				3						$ 3
Shares issued upon exercise of stock options, shares		5,416								5,416
Shares issued upon vesting of restricted stock units, value			179						179
Shares issued upon vesting of restricted stock units, shares	792
Net loss					(4,906)	(9,579)			(4,906)	$ (9,579)
Ending balance at Mar. 31, 2025	$ 2	$ 19	$ 752,443	$ 1,169	$ (760,518)	$ (101,815)		$ 2	$ (8,073)	$ (100,625)
Balance, Shares at Mar. 31, 2025	1,524,535